Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2022
Basis of preparation
Basis of preparation

The interim condensed consolidated financial statements for the six months ended June 30, 2022, have been prepared in accordance with IAS 34 Interim Financial Reporting.

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s annual consolidated financial statements as of December 31, 2021 and 2020 and for the three years in the period ended December 31, 2021. The interim condensed consolidated financial statements were authorized by the Management Board for presentation to the Supervisory Board on August 18, 2022. The Group’s interim condensed consolidated financial statements are presented in Euros (“EUR”). Unless otherwise stated, amounts are rounded to thousands of Euros, except per share amounts.

New standards, interpretations and amendments adopted by the Group

New standards, interpretations and amendments adopted by the Group

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2021. The new and amended standards and interpretations applied for the first time as of January 1, 2022, as disclosed in the notes to the consolidated financial statements as of December 31, 2021, had no impact on the interim condensed consolidated financial statements of the Group as of and for the six months ended June 30, 2022. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

Impact of COVID-19 and the Russia-Ukraine Conflict

Impact of COVID-19 and the Russia-Ukraine Conflict

As the Group is currently devoting significant resources to the development of COVID vaccines, such development may impair the ability to timely progress other product candidates in clinical trials or into clinical trials from their current preclinical stage. In addition, enrollment in other programs may be delayed as a result of the COVID-19 pandemic and our focus on developing a COVID vaccine could have a negative impact on our progress on and associated revenue recognition from our non-COVID-19 collaborations. The partial disruption, even temporary, may negatively impact the Company’s operations and overall business by delaying the progress of its clinical trials and preclinical studies. The Group’s operations, including research and manufacturing, could also be disrupted due to the potential of the impact of staff absences as a result of self-isolation procedures or extended illness. However, the Group has taken a series of actions aimed at safeguarding its employees and business associates, including implementing a work-from-home policy for employees except for those related to its laboratory and production operations. The Group is running COVID antigen tests on a weekly basis for employees on the premises.

The ongoing military conflict between Russia and Ukraine has not and is not expected to have a material direct or indirect effect on the Group’s operations or financial condition: however, the Group is currently operating in a period of economic uncertainty and capital markets disruption, which has been significantly impacted by geopolitical instability due to the ongoing military conflict between Russia and Ukraine. As a result of this instability and responding actions taken by the United States, Russia, EU, and other Foreign Governments, this may limit or prevent filing, prosecuting, and maintaining of patient applications in Russia. Government actions may also prevent maintenance of issued patents in Russia. These actions could result in abandonment or lapse of our patents or patent applications in Russia, resulting in partial or complete loss of patent rights in Russia. In addition, a decree was adopted by the Russian government in March 2022, allowing Russian companies and individuals to exploit, without consent or compensation, inventions owned by patentees that have citizenship or nationality in, are registered in, or have predominately primary place of business or profit-making activities in countries that Russia has deemed unfriendly. Consequently, we would not be able to prevent third parties from using our inventions in Russia or from selling or importing products made using our inventions in and into Russia. Accordingly, our competitive position may be impaired, and our business, financial condition, results of operations and prospects may be materially adversely affected.